`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 20, 2011

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	225,314

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     3774    52566 SH       Sole                                      52566
AT&T Corp New                  COM              00206R102     4409   154582 SH       Sole                                     154582
Abbott Laboratories            COM              002824100     6347   124113 SH       Sole                                     124113
Advanced Cell Tech Inc Com     COM              00752K105        9    57142 SH       Sole                                      57142
Alliance Res Partnr Lp Ut Ltd  COM              01877R108      303     4625 SH       Sole                                       4625
Alps Etf Tr Alerian Mlp        COM              00162Q866      200    13105 SH       Sole                                      13105
Altria Group Inc               COM              02209S103      719    26811 SH       Sole                                      26811
American Elec Pwr Inc          COM              025537101      330     8688 SH       Sole                                       8688
Apple Computers                COM              037833100    10490    27511 SH       Sole                                      27511
Bank Of America Corp New       COM              060505104       62    10199 SH       Sole                                      10199
Berkshire Hathaway Inc Del Cl  COM              084670108     1175       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702    13054   183755 SH       Sole                                     183755
Bristol Myers Squibb           COM              110122108      201     6400 SH       Sole                                       6400
Cel-Sci Corp Com New           COM              150837409        4    10000 SH       Sole                                      10000
Chevrontexaco Corp Com         COM              166764100    10596   114438 SH       Sole                                     114438
Coca-Cola                      COM              191216100     3063    45332 SH       Sole                                      45332
Colgate Palmolive              COM              194162103     6815    76849 SH       Sole                                      76849
Conocophillips Com             COM              20825C104     4923    77754 SH       Sole                                      77754
Dell Computer                  COM              24702R101      779    55089 SH       Sole                                      55089
Du Pont E I De Nemours Com     COM              263534109      200     5005 SH       Sole                                       5005
Duke Energy Corp               COM              26441c105      394    19728 SH       Sole                                      19728
Enterprise Prods Partn Com     COM              293792107      708    17633 SH       Sole                                      17633
Exxon Mobil Corp Com           COM              30231G102    15383   211797 SH       Sole                                     211797
General Electric Co            COM              369604103     5746   377505 SH       Sole                                     377505
General Motors Escrow          COM              370ESC816        0    10386 SH       Sole                                      10386
Home Depot                     COM              437076102     4962   150967 SH       Sole                                     150967
Hugoton Rty Tr Tex Unit Ben In COM              444717102      391    18390 SH       Sole                                      18390
Intel                          COM              458140100     4664   218605 SH       Sole                                     218605
Ishares Tr Dj Sel Div Inx      COM              464287168      387     8015 SH       Sole                                       8015
Ishares Tr S&P 500 Index       COM              464287200     5621    49445 SH       Sole                                      49445
Ishares Tr S&P Gbl Energy      COM              464287341     7879   237453 SH       Sole                                     237453
Ishares Tr S&p Mc 400 Grw      COM              464287606     4387    48833 SH       Sole                                      48833
Ishares Tr S&p Midcap Value    COM              464287705     3777    57212 SH       Sole                                      57212
Ishares Tr Small Growth Index  COM              464288604     2891    39448 SH       Sole                                      39448
J P Morgan Chase & Co          COM              46625H100     5220   173291 SH       Sole                                     173291
Johnson & Johnson              COM              478160104     6270    98440 SH       Sole                                      98440
Kinder Morgan Mgmt Llc Shs     COM              49455U100     7733   131762 SH       Sole                                     131762
Lorillard Inc Com              COM              544147101     3410    30805 SH       Sole                                      30805
Lowes Cos Inc Com              COM              548661107     2464   127421 SH       Sole                                     127421
Mcdonalds                      COM              580135101     4455    50728 SH       Sole                                      50728
Merck & Co, Inc.               COM              58933Y105     3925   120045 SH       Sole                                     120045
Microsoft                      COM              594918104     5516   221620 SH       Sole                                     221620
Natural Resource Prtnr Com Uni COM              63900P103      422    16625 SH       Sole                                      16625
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      352    11232 SH       Sole                                      11232
Novartis A G Sponsored Adr     COM              66987V109     5526    99092 SH       Sole                                      99092
Oracle Corp Com                COM              68389X105     4653   161893 SH       Sole                                     161893
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      321    12180 SH       Sole                                      12180
Penn West Energy Trust         COM              707887105      385    26040 SH       Sole                                      26040
Pepsico                        COM              713448108     5071    81923 SH       Sole                                      81923
Pfizer                         COM              717081103     6790   384066 SH       Sole                                     384066
Philip Morris Intl Inc Com     COM              718172109     4479    71796 SH       Sole                                      71796
Powershares QQQ Tr Unit Series COM              73935A104     6170   117555 SH       Sole                                     117555
Proctor & Gamble               COM              742718109     6860   108580 SH       Sole                                     108580
Proshares Tr Ultra S&P 500     COM              74347R107      463    12205 SH       Sole                                      12205
Prospect Capital Corp Com      COM              74348T102      456    54240 SH       Sole                                      54240
Provident Energy Trust         COM              74386V100      428    52390 SH       Sole                                      52390
Sanofi-Aventis Sponsored ADR   COM              80105N105     4813   146725 SH       Sole                                     146725
Sempra Energy Com              COM              816851109      231     4494 SH       Sole                                       4494
Sirius Satellite Radio Com     COM              82967N108      165   109334 SH       Sole                                     109334
Southern Co Com                COM              842587107      365     8622 SH       Sole                                       8622
Verizon Communications Com     COM              92343V104     4237   115147 SH       Sole                                     115147
Wal-Mart Stores Inc            COM              931142103     3537    68152 SH       Sole                                      68152
Walgreens, Inc.                COM              931422109     1172    35631 SH       Sole                                      35631
Wells Fargo & Co Del Com       COM              949746101     4580   189871 SH       Sole                                     189871